Foreign Activities [Text Block]	12 Months Ended
Mar. 31, 2019
Text Block [Abstract]
Foreign Activities [Text Block]
31.	FOREIGN ACTIVITIES

Foreign operations include the business conducted by overseas offices, as well as international business conducted from domestic offices, principally several international banking-related divisions of MUFG Bank’s and Mitsubishi UFJ Trust and Banking’s head office in Tokyo, and involve various transactions with debtors and customers residing outside Japan. Close integration of the MUFG Group’s foreign and domestic activities makes precise estimates of the amounts of assets, liabilities, income and expenses attributable to foreign operations difficult and necessarily subjective. Assets, income and expenses attributable to foreign operations are allocated to geographical areas based on the domicile of the debtors and customers.

Generally, interest rates with respect to funds borrowed and loaned between domestic and foreign operations are based on prevailing money market rates appropriate for the transactions. In general, the MUFG Group has allocated all direct expenses and a proportionate share of general and administrative expenses to income derived from foreign loans and other transactions by the MUFG Group’s foreign operations. The following table sets forth estimated total assets at March 31, 2017, 2018 and 2019, and estimated total revenue, total expense, income (loss) before income tax expense (benefit) and net income (loss) attributable to Mitsubishi UFJ Financial Group for the respective fiscal years then ended:

	Domestic	Foreign				Total
	Japan	United States of America	Europe	Asia/Oceania excluding Japan	Other areas(1)
	(in millions)
Fiscal year ended March 31, 2017:
Total revenue(2)	¥1,903,336	¥749,513	¥330,751	¥818,917	¥384,956	¥4,187,473
Total expense(3)	2,345,731	677,548	138,128	582,665	170,858	3,914,930
Income (loss) before income tax expense (benefit)	(442,395)	71,965	192,623	236,252	214,098	272,543
Net income (loss) attributable to Mitsubishi UFJ Financial Group	(365,734)	119,189	216,584	102,803	129,838	202,680
Total assets at end of fiscal year	191,305,636	46,053,230	23,821,920	25,255,955	10,748,278	297,185,019
Fiscal year ended March 31, 2018:
Total revenue(2)	¥2,127,278	¥1,337,529	¥506,211	¥779,983	¥443,106	¥5,194,107
Total expense(3)	1,687,344	843,885	173,665	651,125	176,269	3,532,288
Income before income tax expense	439,934	493,644	332,546	128,858	266,837	1,661,819
Net income attributable to Mitsubishi UFJ Financial Group	140,091	447,887	322,581	92,016	225,585	1,228,160
Total assets at end of fiscal year	196,121,542	44,831,664	22,342,574	27,163,121	10,111,411	300,570,312
Fiscal year ended March 31, 2019:
Total revenue(2)	¥1,886,469	¥1,637,569	¥222,267	¥1,157,946	¥504,372	¥5,408,623
Total expense(3)	2,204,147	1,012,978	173,934	892,729	253,993	4,537,781
Income (loss) before income tax expense (benefit)	(317,678)	624,591	48,333	265,217	250,379	870,842
Net income (loss) attributable to Mitsubishi UFJ Financial Group	(345,148)	573,698	50,877	214,582	224,636	718,645
Total assets at end of fiscal year	194,070,495	49,987,389	21,535,278	27,992,986	11,642,751	305,228,899

Notes:

(1)	Other areas primarily include Canada, Latin America, the Caribbean and the Middle East.
(2)	Total revenue is comprised of Interest income and Non-interest income.
(3)	Total expense is comprised of Interest expense, Provision for (reversal of) credit losses and Non-interest expense.

The following is an analysis of certain asset and liability accounts related to foreign activities at March 31, 2018 and 2019:

	2018	2019
	(in millions)
Cash and due from banks	¥1,816,704	¥828,839
Interest-earning deposits in other banks	8,560,283	8,453,191

Total	¥10,376,987	¥9,282,030

Trading account assets	¥23,904,678	¥26,991,984

Investment securities	¥7,692,969	¥8,779,340

Loans—net of unearned income, unamortized premiums and deferred loan fees	¥51,339,696	¥51,678,674

Deposits	¥45,818,648	¥49,044,234

Funds borrowed:
Call money, funds purchased	¥355,666	¥67,246
Payables under repurchase agreements	8,181,347	9,459,547
Payables under securities lending transactions	276,563	47,886
Other short-term borrowings	5,152,667	5,107,832
Long-term debt	2,223,246	2,697,463

Total	¥16,189,489	¥17,379,974

Trading account liabilities	¥4,251,049	¥3,897,844